Goodwill and Intangible Assets - Additional Information (Details)	Dec. 31, 2020
Disclosure of information for cash-generating units [line items]
Investment return rate	5.00%
Bottom of range
Disclosure of information for cash-generating units [line items]
Growth rate used to extrapolate cash flow projections	2.50%
Top of range
Disclosure of information for cash-generating units [line items]
Growth rate used to extrapolate cash flow projections	3.00%
Insurance and reinsurance companies | Bottom of range
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	7.30%
Insurance and reinsurance companies | Top of range
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	13.90%
Non-insurance companies | Bottom of range
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	8.80%
Non-insurance companies | Top of range
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	15.30%